OPERATING SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) employee facility country	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of operating segments [line items]
Number of employees | employee	12,000
Revenue	€ 6,152,000,000	€ 4,883,000,000	€ 5,907,000,000
P&ARP
Disclosure of operating segments [line items]
Number of facilities | facility	4
Number of countries in which entity operates | country	3
Number of employees | employee	3,900
Revenue	€ 3,688,000,000	2,725,000,000	3,139,000,000
P&ARP | Group's largest customer
Disclosure of operating segments [line items]
Revenue	€ 692,000,000	492,000,000	0
A&T
Disclosure of operating segments [line items]
Number of facilities | facility	6
Number of countries in which entity operates | country	3
Number of employees | employee	3,400
Revenue	€ 1,102,000,000	1,002,000,000	1,420,000,000
AS&I
Disclosure of operating segments [line items]
Number of facilities | facility	19
Number of countries in which entity operates | country	10
Number of employees | employee	4,600
Revenue	€ 1,362,000,000	€ 1,156,000,000	€ 1,348,000,000